REAL ESTATE OWNED (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Rea Estate Owned [Line Items]
Balance at beginning of year	$ 1,846	$ 1,163
Loans transferred to real estate owned	2,065	1,491
Capitalized expenditures	57	0
Valuation adjustments	(87)	(101)
Disposals	(2,288)	(707)
Balance at end of year	$ 1,593	$ 1,846